Retirement Plans - Amounts Recognized in Other Comprehensive Loss (Detail) - Pension Benefits $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Qualified
Defined Benefit Plan Disclosure [Line Items]
Amortization of Net actuarial loss	$ 17
Amounts arising during the period, Net actuarial loss	36
Total	53
Non-Qualified & International
Defined Benefit Plan Disclosure [Line Items]
Amortization of Net actuarial loss	1
Amounts arising during the period, Net actuarial loss	(5)
Total	$ (4)